Cost of sales (Schedule of Cost of Sales) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 ILS (₪)	Dec. 31, 2020 ILS (₪)
Disclosure Of Sleeted Consolidated Statements Of Operation Data [Line Items]
Purchases	₪ 310,324	$ 88,161		₪ 269,888	₪ 272,730
Marine transportation	27,486	7,809		20,701	10,466
Transportation	2,972	844		3,063	2,938
Depreciation and amortization	2,421	688		2,180	2,246
Maintenance	9,854	2,799		8,714	7,905
Other costs and expenses	7,471	2,122		5,529	3,467
Cost of sales, gross	360,528	102,423		310,075	299,752
Changes in inventories of finished goods	(5,300)	(1,506)		5,845	8,965
Cost of sales	₪ 355,228	$ 100,917	[1]	₪ 315,920	₪ 308,717

[1]	Convenience Translation into US Dollars.